Taxes (Details)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Taxes [Line Items]
Income tax rate	23.20%	(13.20%)
Withholding tax rate	10.00%
PRC [Member]
Taxes [Line Items]
Income tax rate	25.00%
Hong Kong [Member]
Taxes [Line Items]
Income tax rate	16.50%